STATEMENT OF INVESTMENTS
Dreyfus Japan Womenomics Fund

April 30, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 91.5%
Japan - 91.5%
77 Bank	1,100		15,675
Aeon Delight	1,800		60,652
Anest Iwata	6,200		54,256
Arata	1,600		57,110
Chubu Electric Power	1,400		20,343
Cresco	1,300		39,563
Dai-ichi Life Holdings	1,800		25,880
Daikin Industries	600		76,429
DIC	1,200		35,074
Disco	200		34,269
DKS	1,000		32,505
EM Systems	1,900		25,540
HIS	1,400		44,493
Hitachi	1,800		59,629
Hoosiers Holdings	6,000		35,507
I.K	1,500		7,633
Isuzu Motors	3,500		50,147
JINS	1,100		58,890
Kitanotatsujin	8,200		39,546
Kyowa Exeo	2,200		59,853
LINE	700	[a]	23,398
Lixil Viva	600		7,052
Mitsubishi Heavy Industries	1,300		54,063
Mitsubishi UFJ Financial Group	8,200		40,778
Nichias	2,500		48,085
Nichirei	1,000		23,001
Nidec	600		85,847
Nippon Gas	1,600		41,980
Nippon Telegraph & Telephone	1,400		58,104
NTT DOCOMO	1,100		23,857
Odelic	300		10,571
Orix	3,200		45,153
Otsuka	1,500		58,862
Penta-Ocean Construction	12,300		56,220
Pola Orbis Holdings	2,000		62,853
Recruit Holdings	1,900		56,799
Rinnai	500		33,580
Rohm	400		29,469
Ryohin Keikaku	200		37,966

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 91.5% (continued)
Japan - 91.5% (continued)
S Foods		1,700		58,463
Santen Pharmaceutical		4,000		61,011
SCSK		800		37,853
Shimizu		5,500		46,867
Sohgo Security Services		700		31,143
Subaru		1,800		43,971
Sumitomo Mitsui Financial Group		1,400		50,869
Tokyo Individualized Educational Institute		800		7,228
Tokyo Ohka Kogyo		1,500		47,688
Tokyu		3,200		52,063
YA-MAN		2,000		19,268
Total Common Stocks (cost $2,276,706)				2,087,056
	1-Day Yield (%)
Investment Companies - 4.2%
Registered Investment Companies - 4.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $95,406)	2.45	95,406	[b]	95,406
Total Investments (cost $2,372,112)		95.7%		2,182,462
Cash and Receivables (Net)		4.3%		97,474
Net Assets		100.0%		2,279,936

a Non-income producing security.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Japan Womenomics Fund

April 30, 2019 (Unaudited)

The following is a summary of the inputs used as of April 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Common Stocks	2,087,056	-	-	2,087,056
Investment Companies	95,406	-	-	95,406

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At April 30, 2019, accumulated net unrealized depreciation on investments was $189,650, consisting of $55,402 gross unrealized appreciation and $245,052 gross unrealized depreciation.

At April 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.